Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) (Progressive common shares) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	2.5	1.3